Segment Information (Schedule Of Operations In Geographical Areas) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales	$ 5,224.2	$ 4,707.1	$ 4,783.5	$ 4,439.2	$ 5,044.0	$ 4,479.4	$ 4,534.1	$ 4,225.6	$ 19,154.0	$ 18,283.1	$ 17,474.8
Long-lived assets	27,560.4				25,558.5				27,560.4	25,558.5	25,353.2
United States
Sales									8,091.2	7,613.6	7,353.7
Long-lived assets	16,888.3				15,673.7				16,888.3	15,673.7	15,980.8
China
Sales									1,727.5	1,612.7	1,424.7
Germany
Sales									1,182.9	1,161.5	1,085.8
Long-lived assets	1,875.1				1,939.7				1,875.1	1,939.7	1,957.1
All other (each country individually less than 5% of total)
Sales									8,152.4	7,895.3	7,610.6
Long-lived assets	$ 8,797.0				$ 7,945.1				$ 8,797.0	$ 7,945.1	$ 7,415.3
Sales
Concentration risk percentage									5.00%	5.00%	5.00%
Long-lived assets
Concentration risk percentage									5.00%	5.00%	5.00%